INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	6 Months Ended
Jun. 30, 2023
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of deferred income and social contribution taxes

	June 30,	December 31,
	2023	2022
Tax loss	1,203,724	1,207,096
Negative tax basis of social contribution	453,538	445,250

Assets - temporary differences
Provision for judicial liabilities	292,460	268,596
Operating provisions and other losses	1,030,664	999,028
Exchange rate variations	2,369,677	4,297,503
Amortization of fair value adjustments arising from business combinations	665,983	680,142
Unrealized profit on inventories	164,996	363,052
Leases	328,682	364,838
	6,509,724	8,625,505

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,161,410	1,023,103
Property, plant and equipment - deemed cost	1,174,570	1,217,349
Depreciation accelerated for tax-incentive reason (1)	834,389	869,997
Capitalized loan costs	404,955	210,834
Fair value of biological assets	1,027,008	703,274
Deferred taxes, net of fair value adjustments	384,016	398,950
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	155,828	194,121
Derivatives gains (“MtM”)	1,108,764	9,164
Provision of deferred taxes on results of subsidiaries abroad	98,984
Other temporary differences	23,539	13,416
	6,373,463	4,640,208

Non-current assets	147,638	3,986,415
Non-current liabilities	11,377	1,118

1)Accelerated tax depreciation is taken as a benefit only in the income tax calculation bases.

Schedule of accumulated tax losses and social contribution tax loss carryforwards

	June 30,	December 31,
	2023	2022
Tax loss carried forward	4,814,896	4,828,384
Negative tax basis of social contribution carried forward	5,039,311	4,947,222

Schedule of changes in net balance of deferred income tax

	June 30,	December 31,
	2023	2022
Opening balance	3,985,297	8,729,929
Tax loss	(3,372)	50,220
Negative tax basis of social contribution	8,288	34,176
Provision for judicial liabilities	23,864	19,251
Operating provisions and other losses	31,636	33,898
Exchange rate variation	(1,927,826)	(2,257,699)
Derivative gains (“MtM”)	(1,099,600)	(2,202,857)
Amortization of fair value adjustments arising from business combinations	775	8,970
Unrealized profit on inventories	(198,056)	64,164
Leases	(36,156)	(8,534)
Goodwill - tax benefit on unamortized goodwill	(138,307)	(276,614)
Property, plant and equipment - deemed cost	42,779	99,510
Depreciation accelerated for tax-incentive reason	35,608	74,952
Capitalized loan costs	(194,121)	(111,435)
Fair value of biological assets	(323,734)	(272,308)
Deferred taxes on the results of subsidiaries abroad	(98,984)
Credits on exclusion of ICMS from the PIS/COFINS tax base	38,293	3,906
Other temporary differences	(10,123)	(4,232)
Closing balance	136,261	3,985,297

Schedule of changes in the effects of income tax and social contribution on profit or loss

	June 30,	June 30,
	2023	2022
Net income (loss) before taxes	14,380,751	13,937,137
Income tax and social contribution benefit (expense) at the statutory nominal rate of 34%	(4,889,455)	(4,738,627)

Tax effect on permanent differences
Taxation (difference) on profits of subsidiaries in Brazil and abroad (1)	815,768	1,473,037
Equity method	143	3,164
Thin capitalization (2)	(27,114)	(198,725)
Credit related to the Reintegra Program	3,694	3,677
Director bonuses	(3,481)	(11,176)
Tax incentives	41,769	22,464
Donations/Fines – Other	(1,659)	(3,052)
	(4,060,335)	(3,449,238)
Income tax
Current	(193,265)	(116,819)
Deferred	(2,830,430)	(2,446,211)
	(3,023,695)	(2,563,030)
Social Contribution
Current	(17,738)	(5,818)
Deferred	(1,018,902)	(880,390)
	(1,036,640)	(886,208)
Income and social contribution benefits (expenses) for the period	(4,060,335)	(3,449,238)

Effective rate of income and social contribution tax expenses	28.23%	24.75%

1)	The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
2)

The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On June 30, 2023 and June 30, 2022, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.

Schedule of tax incentives

The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Mucuri (BA) - Line 1	Suzano	2024
Mucuri (BA) - Line 2	Suzano	2027
Eunápolis (BA)	Veracel	2025
Imperatriz (MA)	Suzano	2024
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025